Organization and Business Background (Details) - USD ($)		12 Months Ended
	Apr. 04, 2023	Jun. 30, 2025
Organization and Business Background [Line Items]
Gross proceeds	$ 1,700,000
Closing initial public offering		45 days
IPO [Member]
Organization and Business Background [Line Items]
Offering price per share	$ 4
Gross proceeds	$ 5,000,000
Net proceeds		$ 4,200,000
Percentage of ordinary share		15.00%
IPO [Member] | Common Stock [Member]
Organization and Business Background [Line Items]
Ordinary shares	1,250,000
Offering price per share	$ 0.002